Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.faegredrinker.com

July 29, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Infinity Core Alternative Fund (File Nos. 333-239248/ 811-22923)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is an amendment to the registration statement on Form N-2 (the “Registration Statement”) of Infinity Core Alternative Fund (the “Registrant”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Securities Act”), and the applicable rules thereunder. The purpose of this amendment is to respond to the Staff’s comments on the Registration Statement on Form N-2 filed on June 18, 2020 and to make other non-material changes. The Registrant represents that this amendment would be filed pursuant to Rule 485(b) of the Securities Act if the Registrant was an open-end management investment company.

The Registrant would like the Registration Statement to become effective on July 31, 2020 or as soon thereafter as practicable and is willing to work with the staff towards meeting this goal.

Questions and comments concerning the Registration Statement may be directed to the undersigned at (215) 988-3307.

Very truly yours,

/s/ Jillian L. Bosmann

Jillian L. Bosmann